Income Taxes	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
Income Taxes	Note 16. Income Taxes
The Company is subject to federal and state income taxes with respect to any income or loss generated as well as the allocable share of any taxable income or loss of Innventure LLC and other partnership subsidiaries. The partnership subsidiaries within the consolidated group generally do not pay income taxes in most jurisdictions.
Instead, taxable income or loss of the partnership subsidiaries is passed through to its members, including the
Company. The partnership subsidiaries are liable for income taxes in those states not recognizing its pass-through status and for certain of its subsidiaries not taxed as pass-through entities. Through Innventure LLC, the Company acquired ownership interest in various domestic entities taxed as corporations. Where required or allowed, the corporation subsidiaries file and pay tax in a standalone basis for federal and state income tax purposes. The
Company anticipates this structure to remain in existence for the foreseeable future.
The provision for income taxes was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Current Expense: ........................................................................
Federal ...........................................................................................	—	—	—
State ...............................................................................................	18	—	—
Foreign ..........................................................................................	—	—	—
Total Current Expense ...............................................................	18	—	—

Deferred Expense: .........................................................................
Federal ...........................................................................................	(3,301)	432	—
State ...............................................................................................	—	—	—
Foreign ..........................................................................................	—	—	—
Total Deferred Expense ..............................................................	(3,301)	432	—
Total Expense: ............................................................................	$(3,282)	$432	$—
A reconciliation of the expected statutory federal tax and the total income tax expense (benefit) was as follows:

	Successor	Predecessor
	October 2, 2024 through December 31, 2024	January 1, 2024 through October 1, 2024	Year ended December 31, 2023
Pre-tax book loss ...........................................................................	$(73,375)	$(27,766)	$(30,984)
Income taxes at federal statutory rate ............................................	(15,405)	—	—
State taxes, net of federal benefit ..................................................	(1,801)	—	—
Tax on pre-tax earnings of corporate subsidiaries ........................	—	(3,022)	(2,229)
Warrant liability ............................................................................	3,685	—	—
Non-deductible expenses ..............................................................	6	6	631
Change in earnout fair value .........................................................	(714)	—	—
Other permanent differences .........................................................	(423)	—	(4)
Change in valuation allowance .....................................................	11,664	3,448	1,602
R&D credit ....................................................................................	(294)	—	—
Total provision (benefit) for income taxes ..............................	$(3,282)	$432	$—
Entities within the consolidated group that are considered a corporation for federal income tax purposes, recognize deferred income tax assets and liabilities for the future tax consequences attributable to temporary differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases using currently enacted tax rates in effect for the year in which the differences are expected to reverse.
Significant components of deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows:

	December 31, 2024	December 31, 2023
Deferred Tax Assets:
Deferred lease liabilities ............................................................................................	$138	$189
Capitalized R&D expense .........................................................................................	2,562	766
Fixed assets and intangibles ......................................................................................	3,113	3,614
Reserves and other accruals .......................................................................................	4,873	178
Loss carry-forwards and other tax attributes .............................................................	15,682	1,663
Total Deferred Tax Assets .......................................................................................	26,368	6,410
Less: Valuation allowance .........................................................................................	(11,664)	(5,910)
Net Deferred Tax Assets ........................................................................................	$14,704	$500

Deferred Tax Liabilities:
Amortization ..............................................................................................................	$(38,443)	$(323)
Investment in Partnerships .........................................................................................	(3,505)	—
Right of use assets .....................................................................................................	(109)	(177)
Total Deferred Tax Liabilities .................................................................................	(42,057)	(500)
Net Deferred Tax Liabilities ....................................................................................	$(27,353)	$—
Deferred tax assets are regularly reviewed for recoverability and a valuation allowance is provided when it is more likely than not that some portion or all of a deferred tax asset will not be realized. The ultimate realization of deferred tax assets is dependent upon future taxable income during the periods in which those temporary differences become deductible. In assessing the need for a valuation allowance, management considers all available positive and negative evidence, including the ability to carryback operating losses to prior periods and the expected future utilization of net operating loss carryforwards, the reversal of deferred tax liabilities, projected taxable income, and tax-planning strategies.
Valuation allowances are established when it is more likely than not that all or a portion of a deferred tax asset will not be realized. The valuation allowance on deferred tax assets was $11,664 as of December 31, 2024 and
$5,910 as of December 31, 2023, resulting in a net change of $5,754. The increase in valuation allowance of
$15,115 during the period mainly relates to U.S. federal and state operating loss carryforwards and equity based compensation deferred tax assets that were deemed unrealizable. During this period, Accelsius recognized significant deferred tax liabilities from acquired intangible assets as part of the Business Combination. The deferred tax liability provided a new source of income to realize the existing deferred tax assets, which provided enough positive evidence to release the valuation allowance of $9,361. The Company and the remaining corporate subsidiaries maintained the valuation allowance as the entities have been in a pre-tax loss position, with insufficient projected taxable income (exclusive of reversing taxable temporary differences) to recognize the benefit of net deferred tax assets as of the end of the year.
As of December 31, 2024, the taxable entity had net operating loss carryforwards for income tax purposes of approximately $62,653 related to federal taxes, all of which may be carried forward indefinitely. The Company and certain subsidiaries also have state net operating loss (“NOL”) carryforwards in the amount of $39,262. The state
NOL carryforwards begin to expire in 2038, however, some state NOL’s are able to be carried forward indefinitely.
As of December 31, 2024 and 2023, the Company had no material unrecognized income tax benefits or uncertain tax positions. Also, we do not expect to incur interest charges or penalties related to our tax positions, but if such charges or penalties are incurred, our policy is to account for interest charges as interest expense and penalties as tax expense in the consolidated statements of operations.
As of December 31, 2024, tax years 2022 through 2024 remain open and subject to examination by the Internal
Revenue Service and the states where the Company has nexus.